Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Transfers And Servicing [Abstract]
Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities

NOTE 7	Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities

The Company transfers financial assets in the normal course of business. The majority of the Company’s financial asset transfers are residential mortgage loan sales primarily to government-sponsored enterprises (“GSEs”), transfers of tax-advantaged investments, commercial loan sales through participation agreements, and other individual or portfolio loan and securities sales. In accordance with the accounting guidance for asset transfers, the Company considers any ongoing involvement with transferred assets in determining whether the assets can be derecognized from the balance sheet. Guarantees provided to certain third-parties in connection with the transfer of assets are further discussed in Note 22.

For loans sold under participation agreements, the Company also considers whether the terms of the loan participation agreement meet the accounting definition of a participating interest. With the exception of servicing and certain performance-based guarantees, the Company’s continuing involvement with financial assets sold is minimal and generally limited to market customary representation and warranty clauses. Any gain or loss on sale depends on the previous carrying amount of the transferred financial assets, the consideration received, and any liabilities incurred in exchange for the transferred assets. Upon transfer, any servicing assets and other interests that continue to be held by the Company are initially recognized at fair value. For further information on MSRs, refer to Note 9. On a limited basis, the Company may acquire and package high-grade corporate bonds for select corporate customers, in which the Company generally has no continuing involvement with these transactions. Additionally, the Company is an authorized GNMA issuer and issues GNMA securities on a regular basis. The Company has no other asset securitizations or similar asset-backed financing arrangements that are off-balance sheet.

The Company is involved in various entities that are considered to be VIEs. The Company’s investments in VIEs are primarily related to investments promoting the development of affordable housing, community development and renewable energy sources. Some of these investments support the Company’s regulatory compliance with the Community Reinvestment Act. The Company’s investments in these entities are designed to generate a return primarily through the realization of federal and state income tax credits, and other tax benefits, over specified time periods. The Company realized federal and state income tax credits related to these investments of $1.5 billion, $883 million and $756 million for the years ended December 31, 2013, 2012 and 2011, respectively. These tax credits are recognized as a reduction of tax expense or, for certain investments, as a reduction to the related investment asset. The Company also recognized, in its Consolidated Statement of Income, $1.2 billion, $1.0 billion and $806 million of costs related to these investments for the years ended December 31, 2013, 2012 and 2011, respectively, of which $604 million, $482 million and $278 million, respectively, was included in tax expense and the remainder was included in noninterest expense.

During 2013, the Company transferred its control over the most significant activities of certain community development and tax-advantaged investment VIEs to a third party manager. The third party manager provides a guarantee to these VIEs related to the occurrence of certain tax credit recapture events and, therefore, has an obligation to absorb certain losses that could potentially be significant to the VIEs. Previously, the Company consolidated these VIEs because it had a controlling financial interest in the entities. After the transfer of control to the third party manager, the Company no longer had a controlling financial interest and deconsolidated the VIEs. The deconsolidation resulted in a decrease in both assets and liabilities, primarily other assets and long-term debt, respectively, of approximately $4.6 billion. The deconsolidation, and remeasurement of the Company’s investment in these unconsolidated VIEs to fair value, did not materially impact the Company’s Consolidated Statement of Income. The total amount of the Company’s investment in the VIEs was $957 million at December 31, 2013 and is reported in other assets.

In addition, the Company sponsors entities to which it transfers tax-advantaged investments. At December 31, 2013, approximately $2.5 billion of the Company’s assets and $1.8 billion of its liabilities included on the Consolidated Balance Sheet were related to community development and tax-advantaged investment VIEs which the Company has consolidated, primarily related to these transfers. These amounts compared to $7.1 billion and $5.2 billion, respectively, at December 31, 2012, which included VIEs related to these asset transfers and, also, the VIEs for which control transferred in 2013. The majority of the assets of these consolidated VIEs are reported in other assets, and the liabilities are reported in long-term debt and other liabilities. The assets of a particular VIE are the primary source of funds to settle its obligations. The creditors of the VIEs do not have recourse to the general credit of the Company. The Company’s exposure to the consolidated VIEs is generally limited to the carrying value of its variable interests plus any related tax credits previously recognized or sold to others with a guarantee.

In addition, the Company sponsors a conduit to which it previously transferred high-grade investment securities. The Company consolidates the conduit because of its ability to manage the activities of the conduit. At December 31, 2013, $116 million of the held-to-maturity investment securities on the Company’s Consolidated Balance Sheet were related to the conduit, compared with $144 million at December 31, 2012.

The Company also sponsors a municipal bond securities tender option bond program. The Company controls the activities of the program’s entities, is entitled to the residual returns and provides credit, liquidity and remarketing arrangements to the program. As a result, the Company has consolidated the program’s entities. At December 31, 2013, $4.6 billion of available-for-sale securities and $4.6 billion of short-term borrowings on the Consolidated Balance Sheet were related to the tender option bond program, compared with $5.3 billion of available-for-sale securities and $5.0 billion of short-term borrowings at December 31, 2012.

The Company is not required to consolidate VIEs in which it has concluded it does not have a controlling financial interest, and thus is not the primary beneficiary. In such cases, the Company does not have both the power to direct the entities’ most significant activities and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIEs. The Company’s investments in these unconsolidated VIEs generally are carried in other assets on the Consolidated Balance Sheet. The Company’s investments in unconsolidated VIEs at December 31, 2013 ranged from less than $1 million to $37 million, with an aggregate amount of $2.6 billion, net of $1.7 billion of liabilities recorded primarily for unfunded capital commitments of the Company to specific project sponsors. The Company’s investments in unconsolidated VIEs at December 31, 2012, ranged from less than $1 million to $58 million, with an aggregate amount of $1.9 billion, net of liabilities of $1.3 billion recorded primarily for unfunded capital commitments. While the Company believes potential losses from these investments are remote, the Company’s maximum exposure to loss from these unconsolidated VIEs was $7.4 billion at December 31, 2013 and $5.2 billion at December 31, 2012. The maximum exposure to loss was primarily related to community development tax-advantaged investments and included $2.5 billion at December 31, 2013 and $1.8 billion at December 31, 2012, on the Company’s Consolidated Balance Sheet, and $4.9 billion at December 31, 2013 and $3.3 billion at December 31, 2012, of previously recorded tax credits which remain subject to recapture by taxing authorities based on compliance features required to be met at the project level. The remaining amounts related to investments in private investment funds and partnerships for which the maximum exposure to loss included amounts recorded on the Consolidated Balance Sheet and any unfunded commitments. The maximum exposure was determined by assuming a scenario where the separate investments within the individual private funds become worthless, and the community-based business and housing projects and related tax credits completely fail and do not meet certain government compliance requirements.